Liability for Employee Rights upon Retirement, Net	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Liability for Employee Rights upon Retirement, Net
Note 21 - Liability for Employee Rights upon Retirement, Net

The obligation of the Group, under law and labor agreements, to pay severance pay to employees who are not covered by the pension or insurance plans as mentioned in section A below, as of December 31, 2020 and 2019 is ILS 11 million and ILS 19 million respectively, and they are presented in the consolidated statements of financial position, under Liability for employee rights upon retirement, net.

A.	Post-employment benefit plans - defined contribution plan

The Group’s liability for severance pay for its Israeli employees is calculated pursuant to Israeli Severance Pay Law. The Group’s liability is mostly covered by monthly deposits with severance pay funds, insurance policies and by an accrual on the consolidated statements of financial position. For most of the Group's employees, the payments to pension funds and to insurance companies exempt the Group from any obligation towards its employees, in accordance with Section 14 of the Severance Pay Law-1963. Accumulated amounts in pension funds and in insurance companies are not under the Group's control or management and accordingly, neither those amounts nor the corresponding accrual for severance pay are presented in the consolidated statements of financial position.

B.	Post-employment benefit plans - defined benefit plan

Severance payments which is not covered against deposits in defined contribution plans, as aforementioned, are accounted for by the Group as a defined benefit plan, according to which a liability for employee benefits is recognized and in respect of which, the Group deposits amounts in central severance pay funds and in appropriate insurance policies. The total liability as at December 31, 2020 is ILS 15 million (2019 - ILS 26 million). The fair value of the plan assets, the severance pay fund, is ILS 11 million (2019 - ILS 15 million). The expense recognized in the consolidated statement of income for the year ended December 31, 2020 in respect of defined benefit plans, is ILS 1 million (2019 - ILS 1 million).

C.	As of December 31, 2020, the Group's liability for adaptation grants to employees is ILS 6 million (2019 - ILS 8 million).